Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jan. 30, 2014	Dec. 31, 2014	Jan. 30, 2014
Swaption Counterparty A [Member]
Derivative [Line Items]
Derivative, notional amount		106,800,000
Fixed per annum rate swapped for LIBOR		5.26%
Effective date		Feb. 28, 2014
Ending date		Feb. 26, 2021
5.9450% [Member]
Derivative [Line Items]
Derivative, notional amount		266,944,000
Fixed per annum rate swapped for LIBOR	5.945%	5.945%	5.945%
Effective date		Jan. 30, 2014
Ending date		May 31, 2019
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.175%		5.175%
Effective date		Jul. 16, 2012
Early termination loss	$ 4,492,000
Derivative termination date		Jan. 30, 2014